Earnings Per Share - Summary of Earnings Per Share (Parenthetical) (Detail) - shares shares in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022
Earnings per share [abstract]
Effect of dilutive shares	9	11	10
Antidilutive shares	0	0	0